SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 15:	SUBSEQUENT EVENT

On February 20, 2013, the Company's extraordinary general meeting of shareholders approved the distribution of cash dividend of $ 0.15 per common share for a total amount of $ 5,802 which was paid in February 22, 2013.